Pension And Other Postretirement Benefits (Impact On Certain Items Of A Percentage Point Increase and Decrease In Trend Rates) (Details) (Postretirement Benefits [Member], USD $)	12 Months Ended
Dec. 31, 2013
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest cost and service cost: Amount prior to change	$ 2,388,459
Interest cost and service cost: Amount after 1% increase in change	2,843,408
Interest cost and service cost: Amount after 1% change decrease	2,027,278
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components	454,949
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components	(361,182)
Accumulated postretirement benefit obligation: Amount prior to change	26,542,379
Accumulated postretirement benefit obligation: Amount after 1% increase	30,190,095
Accumulated postretirement benefit obligation: Amount after 1% decrease	23,515,446
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation	3,647,716
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation	$ (3,026,933)